Total revenues and other income - Disaggregation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues from contracts with customers	$ 105,242	$ 101,298	$ 106,132
Taxes paid in-kind	231	300	342
Physically settled commodity derivatives	(131)	284	1,331
Gain/(loss) on commodity derivatives	247	180	(1,041)
Change in fair value of trading inventory	(57)	148	(334)
Other revenues	296	292	418
Total other revenues	586	1,204	716
Revenues	105,828	102,502	106,848
Net income/(loss) from equity accounted investments	18	49	(1)
Other income	616	1,223	327
Total revenues and other income	106,462	103,774	107,174
Crude oil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues from contracts with customers	58,396	58,249	56,861
Natural gas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues from contracts with customers	25,288	22,192	26,386
Natural gas liquids
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues from contracts with customers	7,035	7,751	8,345
Natural gas liquids | - European gas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues from contracts with customers	21,220	18,133	23,174
Natural gas liquids | - North American gas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues from contracts with customers	2,067	1,044	1,111
Natural gas liquids | - Other incl LNG
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues from contracts with customers	2,001	3,015	2,102
Refined products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues from contracts with customers	10,380	9,242	10,083
Power
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues from contracts with customers	2,103	1,882	2,223
Transportation
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues from contracts with customers	1,262	1,334	1,425
Other sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues from contracts with customers	$ 778	$ 649	$ 809